Income Taxes - Narratives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) country	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Tax Disclosure [Abstract]
Income tax benefit related to the CICE payroll tax credit	$ 1.5	$ 2.8
New Accounting Pronouncement, Early Adoption [Line Items]
Noncurrent deferred tax assets	83.9	106.2
Noncurrent deferred tax liabilities	157.4	46.7
Deferred tax asset on net operating losses	106.5
Valuation allowance, net operating losses	91.1
Pretax income of non-United States operations	511.2	485.9	$ 298.1
Unremitted earnings of non-United States subsidiaries that are considered to be permanently invested	516.9
Unremitted earnings of non-United States subsidiaries that may be remitted	604.4
Deferred tax liability, undistributed foreign earnings	132.0	53.1
Tax benefits relating to unrecognized tax benefits	1.0	1.4
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	37.9	29.4
Interest and penalties related to unrecognized tax benefits	$ 12.1	(0.6)	$ 6.3
Number of countries and territories in which the Company operates | country	80
Future income tax (expense) benefits | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Current deferred tax assets		(52.2)
Accrued liabilities | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Current deferred tax liabilities		(20.6)
Other assets | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Noncurrent deferred tax assets		52.2
Other long-term liabilities | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncement, Early Adoption [Line Items]
Noncurrent deferred tax liabilities		$ 20.6